Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefit expenses
Summary of Employee Benefit Expenses

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	153,815	195,462	279,443
Welfare expenses	8,866	8,637	10,711
Housing funds	11,465	14,799	21,299
Contributions to pension plans (Note)	26,446	20,137	49,007
Share-based compensation expenses (Note 27(d))	35,884	29,951	54,144
	236,476	268,986	414,604

Summary of Employee Benefit Expenses were charged in Consolidated statements of loss

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of revenue	27,375	27,108	35,589
Selling expenses	101,378	101,379	142,699
Administrative expenses	60,084	64,610	101,957
Research and development expenses	47,639	75,889	134,359
	236,476	268,986	414,604